Risks and Concentration (Details) - Schedule of accounts receivable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Receivables from Franchisee A [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	19.00%	19.00%
Receivables from Franchisee B [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	15.00%	19.00%
Receivables from Franchisee C [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	14.00%	19.00%
Receivables from Franchisee D [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	12.00%	11.00%